Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2016		Dec. 31, 2015
Current Assets
Cash and cash equivalents	[1],[2]	$ 321		$ 110
Restricted cash	[1]	165		131
Accounts receivable — trade		92	[1]	101
Accounts receivable — affiliate	[1]	1		4
Inventory	[1]	39		36
Derivative instruments — affiliate	[1]	2		0
Notes receivable	[1]	16		17
Prepayments and other current assets	[1]	20		20
Total current assets	[1]	656		419
Property, Plant and Equipment, Net	[1]	5,460		5,878
Other Assets
Equity investments in affiliates	[1]	1,152		797
Notes receivable	[1]	14		30
Intangible assets, net	[1]	1,286		1,362
Derivative Asset, Noncurrent	[1]	1		0
Other non-current assets	[1]	51		136
Total other assets	[1]	2,504		2,325
Total Assets	[1]	8,620		8,622
Current Liabilities
Current portion of long-term debt — external	[1]	291		264
Accounts payable — trade	[1]	23		23
Accounts payable — affiliate	[1]	40		86
Derivative instruments	[1]	32		39
Accrued expenses and other current liabilities	[1]	85		76
Total current liabilities	[1]	471		488
Other Liabilities
Long-term debt — external	[1]	5,098		4,743
Long-term debt — affiliate	[1]	618		618
Due to Related Parties, Noncurrent	[1]	9		0
Derivative instruments	[1]	44		61
Other non-current liabilities	[1]	76		72
Total non-current liabilities	[1]	5,845		5,494
Total Liabilities	[1]	6,316		5,982
Members' Equity
Contributed capital	[1]	1,995		2,176
Retained earnings	[1]	79		100
Accumulated other comprehensive loss	[1]	(83)		(96)
Members' Equity Attributable to Noncontrolling Interest	[1]	313		460
Total Members' Equity	[1]	2,304		2,640
Total Liabilities and Members’ Equity	[1]	$ 8,620		$ 8,622

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.